Document and Entity Information	9 Months Ended
	Sep. 30, 2014	Dec. 22, 2014
Document and Entity Information:
Entity Registrant Name	AUSCRETE Corp
Document Type	S-1
Document Period End Date	Sep. 30, 2014
Amendment Flag	false
Entity Central Index Key	0001492091
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		20,035,000
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY